DETAIL OF SELECTED BALANCE SHEET ACCOUNTS - Future Amortization Expense (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2015	$ 109
2016	109
2017	109
2018	109
2019	109
Thereafter	505
Net Carrying Amount	$ 1,050	$ 1,260	$ 1,478